SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2020
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	7 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	To be determined upon completion of the development and successful launch of the related product, subject to annual impairment assessment.